Commitments and Contingent Liabilities (Details) $ in Thousands	9 Months Ended
Sep. 30, 2025 USD ($)
Commitments and Contingent Liabilities [Abstract]
Grants value (in Dollars)	$ 3,903
Royalties percentage	4.00%
Maximum royalties paid of grants received percentage	100.00%